INCOME TAXES (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Current income tax expense	$ 3,311	$ 2,905	$ 4,676	$ 6,417
Deferred income tax expense		940	(58)	(2,813)
Provision for (recovery of) income taxes	$ 3,311	$ 3,845	$ 4,618	$ 3,604